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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         12 February 2001
      ---------------------      -----------------    ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               42
                                          --------------
Form 13F Information Table Value Total:   $       10,115
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                     FORM 13F INFORMATION TABLE
                                               REPORTING MANAGER: W.P. STEWART & CO., LTD.
DATE AS OF 12/31/00

COLUMN 1                      COLUMN 2            COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
--------                      --------            --------    --------         --------    -------- --------      --------
                                                              Market
                                                               Value     Shares/      Put/ Investm
Name Of issuer                Title Of Class      Cusip        x1000 Prn Amt SH/Prn   Call Discret  Managers Sole Shared     None
--------------                --------------      -----        ----- ---------------- ---- -------  -------- ---- ------     -----
AUTOMATIC DATA PROCESSING INC   COMMON STOCK      053015103   1083403    17111989 SH        SOLE                          17111989
AUTOZONE INC                    COMMON STOCK      053332102     86824     3046456 SH        SOLE                           3046456
CVS CORP                        COMMON STOCK      126650100    551126     9195009 SH        SOLE                           9195009
CISCO SYSTEMS INC               COMMON STOCK      17275R102    102892     2689981 SH        SOLE                           2689981
COCA-COLA CO                    COMMON STOCK      191216100     33777      554285 SH        SOLE                            554285
COSTCO WHOLESALE CORP-NEW       COMMON STOCK      22160K105     94218     2359125 SH        SOLE                           2359125
DELL COMPUTER CORP              COMMON STOCK      247025109    393513    22567035 SH        SOLE                          22567035
WALT DISNEY CO HOLDING CO       COMMON STOCK      254687106    126495     4371312 SH        SOLE                           4371312
DOLLAR GENERAL CORP             COMMON STOCK      256669102    213798    11327057 SH        SOLE                          11327057
EMC CORP-MASS                   COMMON STOCK      268648102     18226      274080 SH        SOLE                            274080
FIRST DATA CORP                 COMMON STOCK      319963104    434013     8237491 SH        SOLE                           8237491
GAP INC                         COMMON STOCK      364760108     58152     2280490 SH        SOLE                           2280490
GATEWAY INC                     COMMON STOCK      367626108      1229       68320 SH        SOLE                             68320
GENERAL ELECTRIC CO             COMMON STOCK      369604103    269767     5627474 SH        SOLE                           5627474
GILLETTE CO                     COMMON STOCK      375766102     26023      720358 SH        SOLE                            720358
HOME DEPOT INC                  COMMON STOCK      437076102    145484     3184319 SH        SOLE                           3184319
INTEL CORP                      COMMON STOCK      458140100    353028    11743149 SH        SOLE                          11743149
JOHNSON & JOHNSON               COMMON STOCK      478160104    251460     2393437 SH        SOLE                           2393437
KOHLS CORP                      COMMON STOCK      500255104     94856     1555015 SH        SOLE                           1555015
ESTEE LAUDER COMPANIES INC      COMMON STOCK      518439104    131316     2997220 SH        SOLE                           2997220
ELI LILLY & CO                  COMMON STOCK      532457108    157124     1688375 SH        SOLE                           1688375
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK      571903202    472342    11179689 SH        SOLE                          11179689
MCDONALDS CORP                  COMMON STOCK      580135101    120586     3546658 SH        SOLE                           3546658
MEDTRONIC INC                   COMMON STOCK      585055106      1811       30000 SH        SOLE                             30000
MERCK & CO INC                  COMMON STOCK      589331107    797406     8517016 SH        SOLE                           8517016
MICROSOFT CORP                  COMMON STOCK      594918104    251059     5788112 SH        SOLE                           5788112
NEW YORK TIMES CO-CL A          COMMON STOCK      650111107    413463    10320461 SH        SOLE                          10320461
***NOKIA CORP-SPONSORED ADR     COMMON STOCK      654902204    384096     8829787 SH        SOLE                           8829787
***NORTEL NETWORKS CORP         FOREIGN COMMON    656568102     50404     1572054 SH        SOLE                           1572054
                                  STOCK
NORTHERN TRUST CORP             COMMON STOCK      665859104    142471     1746772 SH        SOLE                           1746772
PFIZER INC                      COMMON STOCK      717081103    670147    14568422 SH        SOLE                          14568422
SAFEWAY INC                     COMMON STOCK      786514208    100425     1606803 SH        SOLE                           1606803
STARBUCKS CORP                  COMMON STOCK      855244109    299800     6775133 SH        SOLE                           6775133
STATE STREET CORP               COMMON STOCK      857477103    267015     2149710 SH        SOLE                           2149710
STRYKER CORP                    COMMON STOCK      863667101    477813     9444821 SH        SOLE                           9444821
SUN MICROSYSTEMS INC            COMMON STOCK      866810104       612       21950 SH        SOLE                             21950
SYSCO CORP                      COMMON STOCK      871829107    111660     3721996 SH        SOLE                           3721996
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK      925524308    334728     7159957 SH        SOLE                           7159957
WAL-MART STORES INC             COMMON STOCK      931142103     30030      565272 SH        SOLE                            565272
WALGREEN CO                     COMMON STOCK      931422109    386821     9251334 SH        SOLE                           9251334
WM WRIGLEY JR CO                COMMON STOCK      982526105     89662      935809 SH        SOLE                            935809
XILINX INC                      COMMON STOCK      983919101     86622     1877979 SH        SOLE                           1877979


                                                             10115699                       No. of Other Managers  0




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